Unearned Revenue - Additional Information (Detail) $ in Billions	Jun. 30, 2026 USD ($)
Contract With Customer Liability [Line Items]
Revenue allocated to remaining performance obligations	$ 684
Commercial Customers
Contract With Customer Liability [Line Items]
Revenue allocated to remaining performance obligations	$ 678
Weighted-average duration of remaining performance obligation	2 years 3 months 18 days